Financial Condition and Net Income on a Statutory Basis - Significant Subs (Narrative) (USD $)	12 Months Ended
Dec. 31, 2011
Statutory Basis [Abstract]
Number Of Preceeding Months To Accumulate Dividend Paid For Approval	12
Future Dividend Payment Restricted To Such Percent Of Surplus To Policy Holders	10.00%
Day As Of Max Dividends Payable For RCM And RGA Reinsurance	January 1, 2012
RCM Max Dividend Payments Without Approval	$ 147,900,000
RGA Reinsurance Max Dividend Payments Without Approval	$ 151,600,000